UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedules of Investments.

Christopher Weil & Company Core Investment Fund
	Schedule of Investments
	August 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
19,860	Facebook, Inc. Class A *	$ 1,776,080
1,160	Google Inc. Class A *	751,471
1,103	Google Inc. Class C *	681,930
		3,209,481

Total for Communications		3,209,481	8.53%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,810	The Walt Disney Co.	1,712,603

Leather & Leather Products
16,540	Michael Kors Holdings Limited * (United Kingdom)	718,828

Men's & Boys' Furnishings, Work Clothing, & Allied Garments
16,425	V.F. Corporation	1,189,663

Retail - Family Clothing Stores
12,500	The TJX Companies, Inc.	879,000

Retail - Retail Stores, NEC
9,100	Ulta Salon, Cosmetics & Fragrance, Inc. *	1,438,619

Total for Consumer Discretionary		5,938,713	15.78%

CONSUMER STAPLES

Food And Kindred Products
28,000	The Hain Celestial Group, Inc. *	1,704,080

Total for Consumer Staples		1,704,080	4.53%

FINANCIALS

Investment Advice
7,375	Affiliated Managers Group, Inc. *	1,374,995

National Commercial Banks
20,000	Wells Fargo & Company	1,066,600

Security Brokers, Dealers & Flotation Companies
4,775	BlackRock, Inc.	1,444,294

Services - Business Services, NEC
6,930	FleetCor Technologies, Inc. *	1,033,679
16,480	MasterCard, Inc.	1,522,258
		2,555,937

Total for Financials		6,441,826	17.12%

HEALTH CARE

Hospital & Medical Service Plans
12,600	UnitedHealth Group Incorporated	1,457,820

Laboratory Analytical Instruments
5,490	Illumina, Inc. *	1,084,879

Services - Hospitals
11,700	Mednax, Inc. *	942,435

Pharmaceutical Preparations
8,800	Jazz Pharmaceuticals plc * (Ireland)	1,485,616

Total for Health Care		4,970,750	13.21%

INDUSTRIALS

Air Transportation, Scheduled
19,100	Alaska Air Group, Inc.	1,429,826

Railroads, Line-Haul Operating
8,000	Kansas City Southern	741,920

Services - Computer Processing & Data Preparation
15,430	Verisk Analytics, Inc. *	1,127,624

Trucking (No Local)
19,260	Old Dominion Freight Line, Inc. *	1,280,597

Total for Industrials		4,579,967	12.18%

INFORMATION TECHNOLOGY

Computer Communications Equipment
46,000	Cisco Systems, Inc.	1,190,480

Electronic Computers
18,256	Apple Inc.	2,058,547

Services - Business Services, NEC
10,000	Alibaba Group Holding Limited **	661,200
750	MAXIMUS, Inc.	45,412
		706,612

Services - Prepackaged Software
10,400	Intuit Inc.	891,800
31,400	Oracle Corporation	1,164,626
		2,056,426

Total for Information Technology		6,012,065	15.98%

MATERIALS

Paints, Varnishes, Lacquers, Enamels & Allied Products
9,480	PPG Industries, Inc.	903,349

Total for Materials		903,349	2.40%

Total for Common Stocks (Cost $27,375,628)		$ 33,760,231	89.73%

MONEY MARKET FUNDS
4,688,310	Invesco Short Term Investments Treasury Class I 0.01%***	4,688,310	12.46%
(Cost $4,688,310)

Total Investment Securities		38,448,541	102.19%
	(Cost $32,063,938)

Liabilities In Excess of Other Assets		(822,227)	-2.19%

Net Assets		$ 37,626,314	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** The rate shown was the 7-day yield at August 31, 2015.

See accompanying notes to Schedule of Investment

Christopher Weil & Company Global Dividend Fund
	Schedule of Investments
	August 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

CONSUMER DISCRETIONARY

Motor Vehicles & Passenger Car Bodies
28,000	Honda Motor Co., Ltd. (Japan)	$ 881,440

Retail - Miscellaneous Shopping Goods Stores
79,700	Staples, Inc.	1,132,537

Retail - Variety Stores
16,260	Target Corporation	1,263,565

Total for Consumer Discretionary		3,277,542	10.03%

CONSUMER STAPLES

Cigarettes
19,895	Altria Group, Inc.	1,065,974

Converted Paper & Paperboard Products (No Containers/Boxes)
7,256	Kimberly-Clark Corporation	772,982

Food And Kindred Products
27,782	Unilever plc **	1,119,892

Total for Consumer Staples		2,958,848	9.05%

ENERGY

Crude Petroleum & Natural Gas
9,610	TOTAL S.A. **	445,904

Drilling Oil & Gas Wells
20,640	Ensco plc (United Kingdom)	373,790

Petroleum Refining
7,690	Chevron Corporation	622,813

Total for Energy		1,442,507	4.41%

FINANCIALS

Commercial Banks, NEC
137,413	Banco Santander, S.A. **	836,845

Life Insurance
143,000	Aegon N.V. **	880,880

Savings Institution, Federally Chartered
24,192	HSBC Holdings plc **	959,697

Services - Business Services, NEC
58,100	The Western Union Company	1,071,364

Total for Financials		3,748,786	11.47%

HEALTH CARE

Pharmaceutical Preparations
20,000	AstraZeneca plc **	625,600
23,920	GlaxoSmithKline plc **	979,046
16,243	Merck & Co., Inc.	874,686
28,533	Pfizer Inc.	919,333
19,709	Sanofi S.A. **	964,164
		4,362,829

Total for Health Care		4,362,829	13.35%

INDUSTRIALS

Electronic & Other Electrical Equipment (No Computer Equipment)
43,867	General Electric Company	1,088,779
44,080	Koninklijke Philips Electronics N.V. **	1,130,211
		2,218,990

Total for Industrials		2,218,990	6.79%

INFORMATION TECHNOLOGY

Computer Communications Equipment
39,000	Cisco Systems, Inc.	1,009,320

Semiconductors & Related Devices
47,871	Intel Corporation	1,366,238

Total for Information Technology		2,375,558	7.27%

MATERIALS

Chemicals - Diversified
8,693	BASF Aktiengesellschaft **	698,222
12,266	E.I. du Pont de Nemours and Company	631,699
		1,329,921

Metal Mining
19,130	Rio Tinto plc **	702,454
24,200	Vale S.A. **	119,790
		822,244

Total for Materials		2,152,165	6.59%

TELECOMMUNICATION SERVICES

Radiotelephone Communications
12,204	Vodafone Group plc **	420,794

Telephone Communications (No Radiotelephone)
12,932	AT&T Inc.	429,342
15,189	BCE Inc. (Canada)	614,243
78,488	Orange S.A. **	1,234,616
80,437	Telefonica S.A. **	1,131,749
18,000	Verizon Communications Inc.	828,180
		4,238,130

Total for Telecommunication Services		4,658,924	14.26%

UTILITIES

Electric Services
26,539	PPL Corporation	822,444

Total for Utilities		822,444	2.52%

Total for Common Stocks (Cost $26,679,640)		$ 28,018,593	85.74%

MONEY MARKET FUNDS
4,573,693	Invesco Short Term Investments Treasury Class I 0.01%***	4,573,693	14.00%
	(Cost $4,573,693)

Total Investment Securities		32,592,286	99.74%
	(Cost $31,253,333)

Other Assets In Excess of Liabilities		86,303	0.26%

Net Assets		$ 32,678,589	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** The rate shown was the 7-day yield at August 31, 2015.

See accompanying notes to Schedule of Investment

NOTES TO FINANCIAL STATEMENTS

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND AND

CHRISTOPHER WEIL & COMPANY GLOBAL DIVIDEND FUND

August 31, 2015

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at August 31, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Christopher Weil & Company	Christopher Weil & Company
	Core Investment Fund	Global Dividend Fund
Cost of Investments	$32,063,938	$31,253,333
Gross Unrealized Appreciation	$7,642,650	$3,813,461
Gross Unrealized Depreciation	($1,258,047)	($2,474,508)
Net Unrealized Appreciation
(Depreciation) on Investments	$6,384,603	$1,338,953

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Funds’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, net realized capital gains. Core Investment intends to pay income distributions, if any, on an annual basis. Effective March 31, 2015, Global Dividend intends to pay income distributions, if any, on a quarterly basis. Prior to March 31, 2015, Global Dividend’s policy was to pay income distributions, if any, annually.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended August 31, 2015, the Funds did not incur any interest and penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

EXPENSES: Expenses incurred by the PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER: Each Fund record security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Money market funds are valued at net asset value and are classified as level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, an option position, is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the option position. When a bid price is used for valuation or when the security is not actively traded, those securities are generally categorized as level 2 or level 3 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of August 31, 2015:

Christopher Weil & Company Core Investment Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,760,231	$0	$0	$33,760,231
Money Market Funds	4,688,310	0	0	4,688,310
Total	$38,448,541	$0	$0	$38,448,541

Christopher Weil & Company Global Dividend Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,018,593	$0	$0	$28,018,593
Money Market Funds	4,573,693	0	0	4,573,693
Total	$32,592,286	$0	$0	$32,592,286

Refer to each Fund’s Schedule of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended August 31, 2015. There were no transfers into or out the levels during the three month period ended August 31, 2015. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. DERIVATIVES

The Funds did not invest in any derivative instruments during the three month period ended August 31, 2015. As of August 31, 2015 there were no offsetting arrangements of assets and liabilities for the Funds.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                10/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

Date:                10/22/15

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                10/22/15